Other Reserves - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Share of joint ventures and associates	$ 77	$ (74)	$ 183
Other comprehensive (loss)/income for the period	(1,842)	(2,034)	952
Less: non-controlling interest	136	625	383
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(24,173)	(22,030)	(22,182)
Recognised in other comprehensive income	(2,567)	(3,367)	945
Reclassified to income	(115)	397	1,468
Reclassified to the balance sheet	16	11	(30)
Reclassified to retained earnings	270	(74)	(971)
Tax on amounts recognised/reclassified	747	999	(1,614)
Total, net of tax	(1,649)	(2,034)	(202)
Share of joint ventures and associates	77	(74)	183
Other comprehensive (loss)/income for the period	(1,572)	(2,108)	(19)
Less: non-controlling interest	10	(35)	171
Attributable to Royal Dutch Shell plc shareholders	(1,562)	(2,143)	152
Ending balance	(25,735)	(24,173)	(22,030)
Currency translation differences
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(9,415)	(9,722)	(6,711)
Recognised in other comprehensive income	1,204	302	(3,793)
Reclassified to income	(28)	38	651
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	0	0	0
Tax on amounts recognised/reclassified	3	4	(29)
Total, net of tax	1,179	344	(3,171)
Share of joint ventures and associates	51	(2)	(25)
Other comprehensive (loss)/income for the period	1,230	342	(3,196)
Less: non-controlling interest	10	(35)	185
Attributable to Royal Dutch Shell plc shareholders	1,240	307	(3,011)
Ending balance	(8,175)	(9,415)	(9,722)
Equity instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	793	906	1,975
Recognised in other comprehensive income	68	(17)	(147)
Reclassified to income	0	0	0
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	169	(85)	(1,108)
Tax on amounts recognised/reclassified	(4)	(13)	(6)
Total, net of tax	233	(115)	(1,261)
Share of joint ventures and associates	118	2	193
Other comprehensive (loss)/income for the period	351	(113)	(1,068)
Less: non-controlling interest	0	0	(1)
Attributable to Royal Dutch Shell plc shareholders	351	(113)	(1,069)
Ending balance	1,144	793	906
Debt instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	8	(21)	(6)
Recognised in other comprehensive income	31	24	(15)
Reclassified to income	(8)	5	0
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	0	0	0
Tax on amounts recognised/reclassified	0	0	0
Total, net of tax	23	29	(15)
Share of joint ventures and associates	0	0	0
Other comprehensive (loss)/income for the period	23	29	(15)
Less: non-controlling interest	0	0	0
Attributable to Royal Dutch Shell plc shareholders	23	29	(15)
Ending balance	31	8	(21)
Cash flow hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(233)	117	(627)
Recognised in other comprehensive income	(9)	(592)	50
Reclassified to income	(173)	268	722
Reclassified to the balance sheet	16	11	(30)
Reclassified to retained earnings	0	0	0
Tax on amounts recognised/reclassified	6	37	(12)
Total, net of tax	(160)	(276)	730
Share of joint ventures and associates	(92)	(74)	14
Other comprehensive (loss)/income for the period	(252)	(350)	744
Less: non-controlling interest	0	0	0
Attributable to Royal Dutch Shell plc shareholders	(252)	(350)	744
Ending balance	(485)	(233)	117
Net investment hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(2,016)	(2,025)	(2,024)
Recognised in other comprehensive income	(423)	13	(1)
Reclassified to income	0	0	0
Tax on amounts recognised/reclassified		(4)
Total, net of tax	(423)	9	(1)
Other comprehensive (loss)/income for the period	(423)	9	(1)
Attributable to Royal Dutch Shell plc shareholders	(423)	9	(1)
Ending balance	(2,439)	(2,016)	(2,025)
Deferred cost of hedging
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(287)	(353)	(144)
Recognised in other comprehensive income	17	9	(362)
Reclassified to income	94	86	95
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	0	0	0
Tax on amounts recognised/reclassified	(11)	(29)	58
Total, net of tax	100	66	(209)
Share of joint ventures and associates	0	0	0
Other comprehensive (loss)/income for the period	100	66	(209)
Less: non-controlling interest	0	0	0
Attributable to Royal Dutch Shell plc shareholders	100	66	(209)
Ending balance	(187)	(287)	(353)
Retirement benefits remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(13,023)	(10,932)	(14,645)
Recognised in other comprehensive income	(3,455)	(3,106)	5,213
Reclassified to income	0	0	0
Reclassified to the balance sheet	0	0	0
Reclassified to retained earnings	101	11	137
Tax on amounts recognised/reclassified	753	1,004	(1,625)
Total, net of tax	(2,601)	(2,091)	3,725
Share of joint ventures and associates	0	0	1
Other comprehensive (loss)/income for the period	(2,601)	(2,091)	3,726
Less: non-controlling interest	0	0	(13)
Attributable to Royal Dutch Shell plc shareholders	(2,601)	(2,091)	3,713
Ending balance	$ (15,624)	$ (13,023)	$ (10,932)